UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4410
                                                      --------

                           Oppenheimer Discovery Fund
                           --------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 06/30/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                    SHARES        VALUE
                                                  ----------   -----------
COMMON STOCKS--94.1%
CONSUMER DISCRETIONARY--9.3%
DISTRIBUTORS--3.0%
Central European Distribution Corp.(1)               164,309   $12,183,512
LKQ Corp.(1)                                         502,388     9,078,151
                                                               -----------
                                                                21,261,663

DIVERSIFIED CONSUMER SERVICES--3.1%
American Public Education, Inc.(1)                   202,051     7,888,071
Capella Education Co.(1)                              37,849     2,257,693
New Oriental Education & Technology Group, Inc.,
Sponsored ADR(1)                                      96,000     5,608,320
Strayer Education, Inc.                               29,400     6,146,658
                                                               -----------
                                                                21,900,742

MEDIA--0.7%
VisionChina Media, Inc., ADR(1)                      317,400     5,037,138
SPECIALTY RETAIL--0.6%
Guess?, Inc.                                         107,264     4,017,037
TEXTILES, APPAREL & LUXURY GOODS--1.9%
Deckers Outdoor Corp.(1)                              57,100     7,948,320
Lululemon Athletica, Inc.(1)                         170,400     4,951,824
                                                               -----------
                                                                12,900,144

CONSUMER STAPLES--0.5%
FOOD & STAPLES RETAILING--0.5%
Ruddick Corp.                                        105,900     3,633,429

ENERGY--12.0%
ENERGY EQUIPMENT & SERVICES--6.0%
Atwood Oceanics, Inc.(1)                              65,800     8,181,572
Core Laboratories NV(1)                               61,400     8,740,290
Hornbeck Offshore Services, Inc.(1)                  149,300     8,436,943
IHS, Inc., Cl. A(1)                                  133,000     9,256,800
Willbros Group, Inc.(1)                              173,853     7,616,500
                                                               -----------
                                                                42,232,105

OIL, GAS & CONSUMABLE FUELS--6.0%
Arena Resources, Inc.(1)                             257,200    13,585,304
Berry Petroleum Co., Cl. A                           118,000     6,947,840
Carrizo Oil & Gas, Inc.(1)                           182,600    12,433,234
Patriot Coal Corp.(1)                                 57,800     8,860,162
                                                               -----------
                                                                41,826,540

FINANCIALS--4.7%
CAPITAL MARKETS--1.8%
Cohen & Steers, Inc.                                 126,200     3,277,414
Greenhill & Co., Inc.                                 71,900     3,872,534
Waddell & Reed Financial, Inc., Cl. A                155,800     5,454,558
                                                               -----------
                                                                12,604,506

COMMERCIAL BANKS--0.5%
Signature Bank(1)                                    138,656     3,571,779


                         1 | OPPENHEIMER DISCOVERY FUND

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                    SHARES        VALUE
                                                  ----------   -----------
DIVERSIFIED FINANCIAL SERVICES--0.6%
MSCI, Inc., Cl. A(1)                                 116,140   $ 4,214,721
INSURANCE--0.4%
eHealth, Inc.(1)                                     180,300     3,184,098
REAL ESTATE INVESTMENT TRUSTS--0.9%
Digital Realty Trust, Inc.                           151,400     6,193,774
THRIFTS & MORTGAGE FINANCE--0.5%
Dime Community Bancshares, Inc.                      195,700     3,231,007

HEALTH CARE--19.9%
BIOTECHNOLOGY--4.1%
Alexion Pharmaceuticals, Inc.(1)                     131,300     9,519,250
BioMarin Pharmaceutical, Inc.(1)                     278,300     8,065,134
Cepheid, Inc.(1)                                      99,500     2,797,940
Genomic Health, Inc.(1)                              246,000     4,710,900
Martek Biosciences Corp.(1)                          100,100     3,374,371
                                                               -----------
                                                                28,467,595

HEALTH CARE EQUIPMENT & SUPPLIES--4.3%
ABIOMED, Inc.(1)                                     236,118     4,191,095
IDEXX Laboratories, Inc.(1)                          164,700     8,027,478
NuVasive, Inc.(1)                                    237,000    10,584,420
Wright Medical Group, Inc.(1)                        244,800     6,954,768
                                                               -----------
                                                                29,757,761

HEALTH CARE PROVIDERS & SERVICES--6.3%
Amedisys, Inc.(1)                                    149,473     7,536,429
athenahealth, Inc.(1)                                191,200     5,881,312
Bio-Reference Laboratories, Inc.(1)                  221,600     4,943,896
Community Health Systems, Inc.(1)                    154,800     5,105,304
Genoptix, Inc.(1)                                    259,111     8,174,952
HMS Holdings Corp.(1)                                353,901     7,598,254
Pediatrix Medical Group, Inc.(1)                      98,222     4,835,469
                                                               -----------
                                                                44,075,616

HEALTH CARE TECHNOLOGY--0.6%
Phase Forward, Inc.(1)                               218,200     3,921,054
LIFE SCIENCES TOOLS & SERVICES--4.3%
Covance, Inc.(1)                                      63,400     5,453,668
ICON plc, Sponsored ADR(1)                           164,000    12,385,280
Illumina, Inc.(1)                                    137,400    11,968,914
                                                               -----------
                                                                29,807,862

PHARMACEUTICALS--0.3%
Xenoport, Inc.(1)                                     64,241     2,507,326
INDUSTRIALS--20.2%
AEROSPACE & DEFENSE--1.8%
HEICO Corp.                                          103,500     3,367,890
Orbital Sciences Corp.(1)                            257,700     6,071,412


                         2 | OPPENHEIMER DISCOVERY FUND

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                    SHARES        VALUE
                                                  ----------   -----------
AEROSPACE & DEFENSE CONTINUED
Stanley, Inc.(1)                                      86,177   $ 2,888,653
                                                               -----------
                                                                12,327,955

COMMERCIAL SERVICES & SUPPLIES--8.4%
American Ecology Corp.                               147,800     4,364,534
Clean Harbors, Inc.(1)                               154,400    10,971,664
Corrections Corp. of America(1)                      240,100     6,595,547
FTI Consulting, Inc.(1)                              110,400     7,557,984
Geo Group, Inc. (The)(1)                             237,200     5,337,000
Metalico, Inc.(1)                                    361,400     6,331,728
Stericycle, Inc.(1)                                  197,600    10,215,920
Team, Inc.(1)                                        119,000     4,084,080
Watson Wyatt & Co. Holdings                           60,300     3,189,267
                                                               -----------
                                                                58,647,724

CONSTRUCTION & ENGINEERING--2.2%
Aecom Technology Corp.(1)                            214,600     6,980,938
Quanta Services, Inc.(1)                             263,400     8,763,318
                                                               -----------
                                                                15,744,256

ELECTRICAL EQUIPMENT--0.4%
JA Solar Holdings Co. Ltd., ADS(1)                   150,000     2,527,500
MACHINERY--6.4%
Bucyrus International, Inc., Cl. A                   154,900    11,310,798
Chart Industries, Inc.(1)                            191,945     9,336,205
Colfax Corp.(1)                                       28,890       724,850
Kaydon Corp.                                         105,100     5,403,191
RBC Bearings, Inc.(1)                                184,000     6,130,880
Titan International, Inc.                            116,400     4,146,168
Titan Machinery, Inc.(1)                             240,000     7,516,800
                                                               -----------
                                                                44,568,892

TRANSPORTATION INFRASTRUCTURE--1.0%
Aegean Marine Petroleum Network, Inc.                170,000     6,917,300
INFORMATION TECHNOLOGY--23.6%
COMMUNICATIONS EQUIPMENT--1.6%
F5 Networks, Inc.(1)                                 243,000     6,906,060
Neutral Tandem, Inc.(1)                              254,400     4,452,000
                                                               -----------
                                                                11,358,060

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.8%

DTS, Inc.(1)                                         112,500     3,523,500
FLIR Systems, Inc.(1)                                228,056     9,252,232
                                                               -----------
                                                                12,775,732

INTERNET SOFTWARE & SERVICES--4.9%
Ariba, Inc.(1)                                       482,300     7,094,633
comScore, Inc.(1)                                    208,084     4,540,393
Equinix, Inc.(1)                                     102,900     9,180,738
VistaPrint Ltd.(1)                                   228,700     6,120,012


                         3 | OPPENHEIMER DISCOVERY FUND

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                    SHARES        VALUE
                                                  ----------   -----------
INTERNET SOFTWARE & SERVICES CONTINUED

Vocus, Inc.(1)                                       225,900   $  7,267,203
                                                               ------------
                                                                 34,202,979

IT SERVICES--1.0%
Syntel, Inc.                                         205,400      6,926,088
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.9%
ANADIGICS, Inc.(1)                                   456,500      4,496,525
Atheros Communications, Inc.(1)                      267,800      8,034,000
Cavium Networks, Inc.(1)                             449,536      9,440,256
Microsemi Corp.(1)                                   211,213      5,318,343
Monolithic Power Systems, Inc.(1)                    329,500      7,123,790
Netlogic Microsystems, Inc.(1)                       196,500      6,523,800
Rubicon Technology, Inc.(1)                          161,100      3,273,552
Tessera Technologies, Inc.(1)                        221,300      3,622,681
                                                               ------------
                                                                 47,832,947

SOFTWARE--7.4%
Advent Software, Inc.(1)                             184,035      6,639,983
Ansys, Inc.(1)                                       187,196      8,820,676
Aspen Technology, Inc.(1)                            349,500      4,648,350
Blackboard, Inc.(1)                                   27,712      1,059,430
Concur Technologies, Inc.(1)                         247,500      8,224,425
Nuance Communications, Inc.(1)                       371,000      5,813,570
Solera Holdings, Inc.(1)                             280,300      7,753,098
Ultimate Software Group, Inc. (The)(1)               233,600      8,323,168
                                                               ------------
                                                                 51,282,700

MATERIALS--2.3%
CHEMICALS--1.6%
Intrepid Potash, Inc.(1)                              96,680      6,359,610
Rockwood Holdings, Inc.(1)                           142,000      4,941,600
                                                               ------------
                                                                 11,301,210

METALS & MINING--0.7%
Compass Minerals International, Inc.                  61,900      4,986,663
TELECOMMUNICATION SERVICES--1.6%
WIRELESS TELECOMMUNICATION SERVICES--1.6%
SBA Communications Corp.(1)                          306,000     11,019,060
                                                               ------------
Total Common Stocks (Cost $524,726,797)                         656,764,963

INVESTMENT COMPANY--4.6%
Oppenheimer Institutional Money Market Fund,
Cl. E,
2.69% (2,3) (Cost $32,115,758)                    32,115,758     32,115,758


                         4 | OPPENHEIMER DISCOVERY FUND

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                   VALUE
                                                               ------------
TOTAL INVESTMENTS, AT VALUE (COST $556,842,555)       98.7%    $688,880,721
OTHER ASSETS NET OF LIABILITIES                        1.3        8,994,010
                                                     -----     ------------
NET ASSETS                                           100.0%    $697,874,731
                                                     =====     ============

Footnotes to Statement of Investments

1.   Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                  SHARES                                    SHARES
                              SEPTEMBER 30,      GROSS         GROSS       JUNE 30,
                                   2007        ADDITIONS     REDUCTIONS      2008
                              -------------   -----------   -----------   ----------
Oppenheimer Institutional
   Money Market Fund, Cl. E      16,451,826   307,406,854   291,742,922   32,115,758

                                                                         DIVIDEND
                                                             VALUE        INCOME
                                                          -----------   ----------
Oppenheimer Institutional
   Money Market Fund, Cl. E                               $32,115,758     $851,658

3.   Rate shown is the 7-day yield as of June 30, 2008.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's


                         5 | OPPENHEIMER DISCOVERY FUND

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $560,511,727
                                 ============
Gross unrealized appreciation    $148,436,154
Gross unrealized depreciation     (20,067,160)
                                 ------------
Net unrealized appreciation      $128,368,994
                                 ============


                         6 | OPPENHEIMER DISCOVERY FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Fund

By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/07/2008